Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 58,035	$ 47,021
Long-term debt bearing interest at variable rates	12,200	13,000
Fixed-rate long-term debt	4,100	4,200
Fair value of fixed long-term debt and other long-term liabilities	$ 3,900	$ 4,000